                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2009

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2009
[LOGO OF USAA]
   USAA(R)

                                         [GRAPHIC OF USAA EMERGING MARKETS FUND]

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       SEMIANNUAL REPORT
       USAA EMERGING MARKETS FUND
       FUND SHARES  o INSTITUTIONAL SHARES
       NOVEMBER 30, 2009

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FUND OBJECTIVE

CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

Invests at least 80% of the Fund's assets in equity securities of emerging market companies.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            8

FINANCIAL INFORMATION

    Portfolio of Investments                                                  15

    Notes to Portfolio of Investments                                         31

    Financial Statements                                                      34

    Notes to Financial Statements                                             37

EXPENSE EXAMPLE                                                               54

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"IN MY OPINION, THOSE WHO WERE DIVERSIFIED
WEATHERED THE STORM BETTER THAN THOSE              [PHOTO OF DANIEL S. McNAMARA]
WHO WERE AGGRESSIVELY POSITIONED."

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DECEMBER 2009

As we head into 2010, I wish you a healthy and prosperous new year. I am honored to be the new president of the USAA Investment Management Company, an organization with a rich history of service and accomplishment.

At the time of this writing, the financial markets appear to be back on track --
an excellent time, in my opinion, to take stock of the past year. At the beginning of 2009, stocks seemed priced for extinction. In the fixed income market, credit spreads (or, the difference in bond yields) had widened to record levels as investors fled to the safety of U.S. Treasury securities. The U.S.
economy was in a deep recession. Home prices continued to fall and unemployment steadily increased, leading to a sharp decline in consumer spending.

In March 2009, however, world stock prices reversed course. For example, the S&P
500 Index rose 64% between the market bottom on March 6, 2009, and November 30,
2009. The fixed income market experienced record price appreciation, and the prices of oil and other commodities such as gold and precious metals increased.
The dollar weakened, making U.S. goods and services less expensive to buyers around the world. Meanwhile, the federal government's fiscal stimulus spending, including its "cash for clunkers" program, seemed to help stabilize the economy.
In the third quarter, the U.S. gross domestic product grew at 2.2%.

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2  | USAA EMERGING MARKETS FUND
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I believe the worst of the crisis appears to be over. Nevertheless, risk remains. And no one knows exactly what will happen next. This makes it an opportune time for all of us to take stock of our investment portfolios.
Looking back at the market decline, many investors were not appropriately positioned relative to their risk tolerance. In my opinion, those who were diversified weathered the storm better than those who were aggressively positioned.

With this in mind, I have undertaken a review of my own investment portfolio.
Like a medical exam helps me to take care of my physical health, a portfolio checkup helps me to monitor my financial health. The process gives me the opportunity to reflect on my goals, re-evaluate my risk tolerance, consider changes in my investment strategy, and reposition my portfolio accordingly. I urge you to do the same. Our trained service representatives are standing ready to assist you -- free of charge.

At USAA Investment Management Company, we stand ready to help you with your investment needs. We continue to offer what we consider an excellent value --
some of the industry's top investment talent, first-class service, and no-load mutual funds. On behalf of all us, thank you for your business and the trust you have placed in us.

Sincerely,

/s/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Diversification does not guarantee a profit or prevent a loss. o Mutual fund operating expenses apply and continue throughout the life of the Fund. o Past performance is no guarantee of future results.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

The Boston Company Asset Management,     Batterymarch Financial Management, Inc.
LLC                                          DAVID LAZENBY, CFA

    KIRK HENRY, CFA
    CAROLYN KEDERSHA, CFA, CPA
    WARREN SKILLMAN

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o  HOW DID THE USAA EMERGING MARKETS FUND (THE FUND) PERFORM DURING THE
   REPORTING PERIOD?

   For the six-month period ended November 30, 2009, the Fund had a total return of 25.19%. This compares to a return of 25.64% for the Lipper
   Emerging Markets Funds Index and 24.73% for the Morgan Stanley Capital
   International Emerging Markets Index(R) (the Index).

   The Fund has two subadvisers, each pursuing a distinct approach to emerging markets investing: The Boston Company Asset Management, LLC (The Boston
   Company) and Batterymarch Financial Management, Inc. (Batterymarch).

o  PLEASE CHARACTERIZE THE PERFORMANCE OF THE BOSTON COMPANY'S PORTION OF THE
   FUND?

   Our strict valuation process tends to outperform the Index during bear markets and in the early stages of a bull market, and then slightly

   Refer to pages 9 and 12 for benchmark definitions.

   Past performance is no guarantee of future results.

   Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

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4  | USAA EMERGING MARKETS FUND

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   underperform the Index as a bull market progresses. We've seen that transition begin to occur. Our portion of the Fund outperformed the Index for the reporting period.

   Some of our strongest index-relative performance came in the technology sector in Asia. Our top relative performer for the period was Samsung
   Electronics Co. Ltd., the Korean conglomerate that makes everything from semiconductors to mobile phones and other consumer electronics. Compal
   Electronics Inc. in Taiwan was another top Asian technology holding for our portion of the Fund.

   On a country level, Korea and Taiwan were our best markets relative to the
   Index. KB Financial Group, Inc., Korea's biggest bank, and Lotte Shopping
   Co. Ltd., a major Korean retailer, are evidence of our attraction to companies that are geared to the growth of the consumer in the emerging markets. Even though we were underweight in the strong Brazilian market, our stock selection there was excellent, led by Grendene S.A., a manufacturer of casual footwear, and Medial Saude S.A., a health care company. Our best small market was Thailand, where we participated in a rebound in some of the banks.

   Markets where we didn't do as well included China and India. Our view is that the huge rally in emerging markets--the Index has gained 71.72%
   year-to-date through November 30, 2009--has made many of the big Index constituent stocks in these markets overvalued. In China, we were underweight in the financials and also had lower exposure to materials stocks, given excess capacity in steel and aluminum. In India, we owned two telecommunications firms that became involved in a price war. In Russia, our holding in OAO Gazprom had a negative return for the period as natural gas prices didn't keep up with the general rise in commodities.

o  WHAT'S THE BOSTON COMPANY'S OUTLOOK?

   We remain very bullish in the long term on emerging markets, with their impressive demographics and superior government finances and corporate fundamentals. We are more cautious in the near term

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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   given how far and how fast emerging markets have come off the market lows.
   Barring any pullback in the global economy, fundamentals support continuing strong performance, yet these are still emerging markets. We need to see additional transitioning from public spending to consumer-led spending in developed and many emerging economies, particularly in China. Stock selection also will become more critical. As the bull market continues, we may underperform the Index, but we believe our strict focus on valuation provides some protection in the event of a market sell-off.

o  PLEASE CHARACTERIZE THE PERFORMANCE IN THE BATTERYMARCH PORTION OF THE FUND?

   We outperformed the Index during the reporting period after lagging the
   Index during the bear market and the first months of the recovery when deep value stocks were leading the advance. Our stock selection process involves several measures in addition to value, including growth and expectations, and as the market broadened out during the reporting period our multiple dimensions increasingly supported relative performance.

   Stock selection tends to drive Batterymarch's performance, and during the six-month period it was particularly strong in China, Brazil, Turkey,
   Taiwan, and Russia. South Korea and South Africa were the only two noteworthy markets where stock selection detracted from performance to any meaningful degree. By industry, stock selection was positive in transportation, telecommunications services, capital goods, and banks.
   Within transportation, specific auto-related holdings that did well included
   Geely Automobile Holdings Ltd. and Weichai Power Co., Ltd. in China, as well as PT Astra International Tbk, an Indonesian car manufacturer. Stock selection in the energy and technology sectors detracted from index-relative returns.

   Allocation by country and industry sector produced mixed results, with a modestly negative impact on performance. We ended the period with our biggest index-relative overweight position in Russia. Other markets

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6  | USAA EMERGING MARKETS FUND

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   we were overweight in positions included Brazil, Turkey, and Egypt. Our biggest underweights were in India, Taiwan, Malaysia, Israel (which will be moving out of the Index later in 2010), and China.

o  WHAT'S BATTERYMARCH'S OUTLOOK?

   We believe that overall emerging market valuations are justified, in line with historical levels and their developed market counterparts. The case for continued outperformance in emerging markets comes down to belief in the ongoing economic recovery and better fundamental strength in terms of growth prospects and stronger balance sheets at both the country and consumer levels. We remain tilted in the direction of owning stocks in industry groups and countries that are supported by infrastructure development. Thus, we are cyclically tilted towards capital goods and materials stocks, but are less attracted to companies that depend on consumption from the developed world.

   Our portion of the Fund has an average price-to-earnings ratio lower than the Index and average earnings per share growth estimates higher than the
   Index. These characteristics, which actually hurt our performance during the extreme volatility, seem to have resumed their more traditional role as positive factors.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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INVESTMENT OVERVIEW

USAA EMERGING MARKETS FUND SHARES (Ticker Symbol: USEMX)

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                                          11/30/09                   5/31/09
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Net Assets                            $579.8 Million             $425.9 Million
Net Asset Value Per Share                 $18.04                     $14.41

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/09
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  5/31/09 to 11/30/09*           1 YEAR            5 YEARS           10 YEARS
         25.19%                  83.33%             13.21%             9.08%

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                                 EXPENSE RATIO**
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                                      1.79%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID
INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2009, AND IS
CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE EXPENSE RATIO MAY DIFFER
FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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8  | USAA EMERGING MARKETS FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     MSCI EMERGING      LIPPER EMERGING         USAA EMERGING
                     MARKETS INDEX    MARKETS FUNDS INDEX    MARKETS FUND SHARES

11/30/99              $10,000.00          $10,000.00             $10,000.00
12/31/99               11,271.80           11,756.83              11,445.15
01/31/00               11,338.98           11,620.53              11,202.53
02/29/00               11,488.74           11,966.37              11,582.28
03/31/00               11,544.80           12,001.87              11,561.18
04/30/00               10,450.44           10,696.18              10,084.39
05/31/00               10,018.40           10,126.85               9,472.57
06/30/00               10,371.30           10,629.00               9,978.90
07/31/00                9,837.91           10,195.33               9,523.68
08/31/00                9,886.28           10,300.68               9,650.38
09/30/00                9,023.05            9,316.23               8,795.15
10/31/00                8,368.85            8,620.71               8,267.23
11/30/00                7,637.06            7,841.46               7,433.11
12/31/00                7,821.51            8,124.51               7,792.10
01/31/01                8,898.54            9,065.81               8,520.63
02/28/01                8,201.77            8,362.84               7,792.10
03/31/01                7,396.20            7,565.07               7,095.24
04/30/01                7,761.66            7,951.60               7,422.55
05/31/01                7,854.30            8,170.26               7,559.81
06/30/01                7,693.08            8,027.74               7,454.23
07/31/01                7,206.95            7,529.90               7,063.57
08/31/01                7,135.86            7,431.72               6,810.17
09/30/01                6,031.38            6,371.23               5,954.94
10/31/01                6,405.68            6,705.67               6,250.57
11/30/01                7,074.45            7,369.92               6,746.82
12/31/01                7,635.99            7,840.31               7,340.62
01/31/02                7,894.75            8,149.44               7,700.76
02/28/02                8,024.45            8,331.73               7,944.39
03/31/02                8,507.95            8,788.06               8,474.02
04/30/02                8,562.35            8,895.42               8,484.61
05/31/02                8,425.92            8,813.60               8,399.87
06/30/02                7,793.80            8,169.41               7,774.91
07/31/02                7,201.03            7,558.84               7,118.17
08/31/02                7,311.98            7,620.85               7,202.91
09/30/02                6,523.09            6,856.64               6,429.66
10/31/02                6,946.35            7,183.66               6,662.69
11/30/02                7,424.50            7,666.91               7,128.77
12/31/02                7,177.81            7,477.45               6,969.88
01/31/03                7,146.56            7,434.13               6,885.14
02/28/03                6,953.68            7,258.78               6,694.47
03/31/03                6,756.51            7,024.71               6,503.81
04/30/03                7,358.32            7,701.55               7,128.77
05/31/03                7,886.44            8,255.35               7,658.39
06/30/03                8,335.93            8,670.92               8,029.13
07/31/03                8,857.98            9,067.84               8,474.02
08/31/03                9,452.53            9,673.67               8,908.31
09/30/03                9,521.83            9,888.23               9,109.57
10/31/03               10,332.11           10,658.47               9,798.08
11/30/03               10,459.08           10,816.61               9,978.15
12/31/03               11,217.32           11,735.66              10,666.67
01/31/04               11,615.71           12,071.21              10,995.04
02/29/04               12,151.54           12,613.05              11,471.70
03/31/04               12,307.68           12,782.22              11,545.85
04/30/04               11,301.43           11,774.79              10,836.15
05/31/04               11,151.61           11,545.01              10,656.07
06/30/04               11,129.46           11,604.29              10,793.78
07/31/04               10,932.66           11,433.98              10,634.89
08/31/04               11,390.31           11,878.29              10,952.67
09/30/04               12,048.18           12,574.81              11,471.70
10/31/04               12,336.81           12,958.55              11,757.70
11/30/04               13,479.51           14,024.24              12,827.54
12/31/04               14,128.44           14,750.98              13,460.71
01/31/05               14,173.15           14,803.42              13,332.92
02/28/05               15,417.68           16,037.75              14,344.60
03/31/05               14,401.95           14,947.30              13,343.57
04/30/05               14,018.09           14,581.52              13,077.33
05/31/05               14,511.65           15,032.65              13,407.46
06/30/05               15,012.57           15,531.65              13,907.98
07/31/05               16,074.83           16,603.81              14,781.22
08/31/05               16,219.54           16,861.98              14,845.12
09/30/05               17,731.95           18,336.69              16,027.19
10/31/05               16,573.42           17,231.00              14,909.01
11/30/05               17,945.65           18,522.49              15,952.64
12/31/05               19,008.71           19,567.58              16,898.96
01/31/06               21,143.39           21,819.81              18,432.31
02/28/06               21,123.25           21,692.12              18,443.03
03/31/06               21,312.60           21,986.46              18,818.32
04/30/06               22,833.37           23,543.95              20,072.88
05/31/06               20,446.25           20,955.31              18,035.57
06/30/06               20,402.93           20,851.51              17,928.34
07/31/06               20,708.07           21,299.70              18,035.57
08/31/06               21,246.04           21,879.76              18,410.86
09/30/06               21,424.62           22,042.59              18,732.54
10/31/06               22,443.06           23,193.81              19,579.63
11/30/06               24,114.90           24,717.89              20,973.58
12/31/06               25,202.99           25,842.81              21,860.66
01/31/07               24,941.90           25,719.01              21,741.44
02/28/07               24,797.42           25,477.71              21,470.48
03/31/07               25,794.41           26,448.92              22,218.32
04/30/07               26,992.26           27,701.91              23,096.22
05/31/07               28,336.19           29,192.69              24,570.21
06/30/07               29,676.48           30,209.36              25,469.78
07/31/07               31,257.68           31,304.51              26,521.09
08/31/07               30,603.65           30,625.94              26,065.88
09/30/07               33,985.70           33,596.98              28,244.36
10/31/07               37,778.46           37,181.76              31,062.30
11/30/07               35,102.82           34,897.10              29,003.04
12/31/07               35,228.21           35,211.59              29,207.39
01/31/08               30,842.26           31,322.85              26,595.54
02/29/08               33,130.02           32,689.98              27,680.83
03/31/08               31,379.80           31,166.98              26,571.69
04/30/08               33,931.44           33,524.47              28,682.64
05/31/08               34,570.76           34,142.00              29,183.54
06/30/08               31,128.42           30,629.60              26,368.94
07/31/08               29,978.88           29,558.72              25,641.44
08/31/08               27,594.11           27,312.87              23,721.32
09/30/08               22,768.02           22,834.02              19,869.14
10/31/08               16,540.23           16,202.90              14,275.72
11/30/08               15,296.30           14,816.37              13,011.54
12/31/08               16,493.53           15,930.10              14,122.42
01/31/09               15,435.11           14,555.29              12,958.78
02/28/09               14,566.96           13,735.49              12,324.06
03/31/09               16,662.37           15,506.03              13,857.96
04/30/09               19,437.70           18,068.13              16,132.35
05/31/09               22,770.29           21,341.30              19,054.69
06/30/09               22,468.09           21,088.96              18,724.11
07/31/09               25,010.63           23,528.32              20,866.27
08/31/09               24,927.82           23,623.47              20,932.39
09/30/09               27,194.60           25,732.82              22,929.10
10/31/09               27,230.75           25,420.27              22,677.86
11/30/09               28,401.83           26,813.58              23,854.72

                                   [END CHART]

                         Data from 11/30/99 to 11/30/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Emerging Markets Fund Shares to the following benchmarks:

o  The unmanaged Morgan Stanley Capital International (MSCI) Emerging Markets
   Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

o  The unmanaged Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  9

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USAA EMERGING MARKETS FUND INSTITUTIONAL SHARES*

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                                         11/30/09                   5/31/09
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Net Assets                            $51.2 Million              $23.3 Million
Net Asset Value Per Share                 $18.10                     $14.41

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/09
--------------------------------------------------------------------------------
   5/31/09 To 11/30/09**           1 Year            Since Inception 8/01/08
          25.52%                   84.57%                    -3.99%

--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------
    Before Reimbursement           1.28%           After Reimbursement 1.13%

*The USAA Emerging Markets Fund Institutional Shares (Institutional Shares)
commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA
Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

***THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE
NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL
OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND
EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA
INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE
RATIOS ARE REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED OCTOBER 1,
2009. FOR THE FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO LIMIT THE
INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 1.13%, BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES
AND EXPENSES, AND TO REIMBURSE THE INSTITUTIONAL SHARES FOR EXPENSES IN EXCESS
OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE
EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL
HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA EMERGING MARKETS FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 MSCI EMERGING       USAA EMERGING MARKETS         LIPPER EMERGING
                 MARKETS INDEX     FUND INSTITUTIONAL SHARES     MARKETS FUNDS INDEX

07/31/08          $10,000.00              $10,000.00                  $10,000.00
08/31/08            9,204.52                9,355.60                    9,240.21
09/30/08            7,594.69                7,836.31                    7,724.97
10/31/08            5,517.29                5,630.29                    5,481.60
11/30/08            5,102.36                5,131.70                    5,012.52
12/31/08            5,501.72                5,573.05                    5,389.31
01/31/09            5,148.66                5,117.79                    4,924.20
02/28/09            4,859.08                4,871.84                    4,646.85
03/31/09            5,558.04                5,484.09                    5,245.84
04/30/09            6,483.80                6,384.15                    6,112.62
05/31/09            7,595.45                7,545.86                    7,219.97
06/30/09            7,494.64                7,415.03                    7,134.60
07/31/09            8,342.75                8,273.23                    7,959.86
08/31/09            8,315.13                8,299.40                    7,992.05
09/30/09            9,071.25                9,094.80                    8,705.66
10/31/09            9,083.31                9,000.61                    8,599.92
11/30/09            9,473.95                9,471.56                    9,071.29

                                   [END CHART]

                *Data from 7/31/08 to 11/30/09.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the MSCI Emerging Markets Index and the Lipper Emerging
Markets Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

The graph on page 11 illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund Institutional Shares to the
following benchmarks:

o  The unmanaged Morgan Stanley Capital International (MSCI) Emerging Markets
   Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

o  The unmanaged Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

================================================================================

12  | USAA EMERGING MARKETS FUND

================================================================================

                                TOP 10 INDUSTRIES
                                 AS OF 11/30/09
                                (% of Net Assets)

     Diversified Banks .............................................. 17.1%
     Integrated Oil & Gas ........................................... 10.5%
     Wireless Telecommunication Services ............................  6.4%
     Semiconductors .................................................  5.3%
     Steel ..........................................................  4.9%
     Diversified Metals & Mining ....................................  4.5%
     Money Market Funds .............................................  3.8%
     Integrated Telecommunication Services ..........................  3.3%
     Computer Hardware ..............................................  2.4%
     Automobile Manufacturers .......................................  2.0%

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 11/30/09
                                (% of Net Assets)

     Petroleo Brasileiro S.A. ADR ...................................  3.4%
     Samsung Electronics Co. Ltd. ...................................  2.9%
     America Movil S.A.B. de C.V. ADR "L" ...........................  1.5%
     Itau Unibanco Banco Multiplo S.A. GDR ..........................  1.4%
     LUKoil Holdings ADR ............................................  1.4%
     Vale S.A. ADR ..................................................  1.4%
     China Mobile Ltd. ..............................................  1.3%
     China Construction Bank Corp. "H" ..............................  1.2%
     OAO Gazprom ADR ................................................  1.2%
     Vale S.A. ......................................................  1.1%

You will find a complete list of securities that the Fund owns on pages 15-30.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                       o ASSET ALLOCATION -- 11/30/2009* o

                         [PIE CHART OF ASSET ALLOCATION]

     BRAZIL                                                          13.3%
     SOUTH KOREA                                                     12.0%
     CHINA                                                           11.5%
     TAIWAN                                                          11.0%
     SOUTH AFRICA                                                     7.8%
     MEXICO                                                           5.6%
     RUSSIA                                                           5.6%
     INDIA                                                            5.2%
     HONG KONG                                                        3.1%
     GERMANY                                                          3.0%
     OTHER**                                                         21.8%

 * Excludes short-term investments purchased with cash collateral from securities loaned.

** Includes countries with less than 3% of portfolio and money market instruments (3.8%).

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

14  | USAA EMERGING MARKETS FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2009 (unaudited)

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             EQUITY SECURITIES (96.0%)

             COMMON STOCKS (89.1%)

             CONSUMER DISCRETIONARY (6.7%)
             -----------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
 7,890,000   Bosideng International Holdings Ltd.                                          $  1,639
 1,261,400   Delta Dunia Petroindo Tbk*                                                         204
    73,500   Ports Design Ltd.                                                                  198
                                                                                           --------
                                                                                              2,041
                                                                                           --------
             APPAREL RETAIL (0.1%)
   168,600   Mr. Price Group Ltd.                                                               742
                                                                                           --------
             AUTO PARTS & EQUIPMENT (0.4%)
    42,600   Halla Climate Control Corp.                                                        439
    14,700   Hyundai Mobis Co. Ltd.                                                           1,884
   266,000   Minth Group Ltd.                                                                   377
                                                                                           --------
                                                                                              2,700
                                                                                           --------
             AUTOMOBILE MANUFACTURERS (2.0%)
 3,829,800   Denway Motors Ltd.                                                               2,342
 1,844,000   Dongfeng Motor Group Co. Ltd.                                                    2,822
 5,235,000   Geely Automobile Holdings Ltd.                                                   2,655
    19,189   Hyundai Motor Co. Ltd.                                                           1,634
   127,800   Mahindra & Mahindra Ltd. GDR                                                     2,811
   113,000   PT Astra International Tbk                                                         387
                                                                                           --------
                                                                                             12,651
                                                                                           --------
             BROADCASTING (0.2%)
   379,000   ABS-CBN Broadcasting Corp. PDR, acquired 2/14/2005 - 4/20/2006;
               cost $117(a),(b)                                                                 238
    47,800   Grupo Televisa S.A. de C.V. ADR                                                    983
                                                                                           --------
                                                                                              1,221
                                                                                           --------
             CABLE & SATELLITE (0.1%)
    51,000   Net Servicos de Comunicacao S.A.                                                   730
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             CASINOS & GAMING (0.9%)
    66,700   Genting Berhad                                                                $    137
   186,560   Kangwon Land, Inc.                                                               2,615
 3,850,620   Resorts World Berhad                                                             3,189
                                                                                           --------
                                                                                              5,941
                                                                                           --------
             CONSUMER ELECTRONICS (0.2%)
    11,039   LG Electronics, Inc.                                                               978
                                                                                           --------
             DEPARTMENT STORES (0.4%)
   348,000   Golden Eagle Retail Group Ltd.                                                     771
     6,056   Lotte Shopping Co. Ltd.                                                          1,875
                                                                                           --------
                                                                                              2,646
                                                                                           --------
             FOOTWEAR (0.4%)
   344,380   Grendene S.A., acquired 12/27/2004 - 6/17/2008; cost $1,128(a)                   1,764
 1,120,000   Prime Success International Group Ltd.                                             861
                                                                                           --------
                                                                                              2,625
                                                                                           --------
             HOME FURNISHINGS (0.3%)
   728,300   Steinhoff International Holdings Ltd.*                                           1,773
                                                                                           --------
             HOME IMPROVEMENT RETAIL (0.2%)
   248,690   JD Group Ltd.                                                                    1,478
                                                                                           --------
             HOMEBUILDING (0.6%)
   149,200   Brascan Residential Properties S.A.                                                640
 1,343,900   Consorcio ARA S.A. de C.V.*                                                        965
   470,900   Corporacion GEO, S.A. de C.V. "B"*                                               1,287
    19,000   Desarrolladora Homex S.A. De C.V. ADR*                                             661
                                                                                           --------
                                                                                              3,553
                                                                                           --------
             HOUSEWARES & SPECIALTIES (0.2%)
 1,178,275   Turk Sise ve Cam Fabrikalari A.S.*(b)                                            1,177
                                                                                           --------
             TEXTILES (0.4%)
   237,500   Texwinca Holdings Ltd.                                                             218
 2,974,500   Weiqiao Textile Co. Ltd. "H"                                                     2,026
                                                                                           --------
                                                                                              2,244
                                                                                           --------
             Total Consumer Discretionary                                                    42,500
                                                                                           --------
             CONSUMER STAPLES (3.3%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
    86,500   Genting Plantations Berhad                                                         157
 6,000,500   Global Bio-chem Technology Group Co. Ltd.                                        1,355
                                                                                           --------
                                                                                              1,512
                                                                                           --------

================================================================================

16  | USAA EMERGING MARKETS FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             BREWERS (0.1%)
    25,000   Compania Cervecerias Unidas S.A. ADR                                          $    901
                                                                                           --------
             FOOD DISTRIBUTORS (0.0%)
 1,308,000   Alliance Global Group Inc.*(b)                                                     119
                                                                                           --------
             FOOD RETAIL (0.5%)
    93,200   Shoprite Holdings Ltd.                                                             780
    71,300   X5 Retail Group NV*                                                              2,068
                                                                                           --------
                                                                                              2,848
                                                                                           --------
             PACKAGED FOODS & MEAT (1.1%)
   120,300   Acucar Guarani S.A.*                                                               349
 5,605,000   Charoen Pokphand Foods Public Co. Ltd.(b)                                        1,804
   730,000   China Yurun Food Group Ltd.                                                      1,799
     5,953   CJ Cheiljedang Corp.                                                             1,124
       357   Lotte Confectionery Co. Ltd.                                                       383
    43,200   Marfrig Frigorificos E Comercio de Alimentos S.A.*                                 504
 1,029,300   Thai Union Frozen Products Public Co. Ltd.(b)                                      828
                                                                                           --------
                                                                                              6,791
                                                                                           --------
             SOFT DRINKS (0.9%)
    12,100   Coca Cola Femsa S.A. de C.V. ADR                                                   691
   727,000   Embotelladoras Arca S.A., acquired 3/30/2006 - 10/28/2009; cost $1,845(a)        2,162
    22,000   Fomento Economico Mexicano ADR                                                   1,001
   688,800   Grupo Continental S.A., acquired 7/02/2002 - 3/27/2009; cost $1,160(a)           1,585
       420   Lotte Chilsung Beverage Co. Ltd.                                                   298
                                                                                           --------
                                                                                              5,737
                                                                                           --------
             TOBACCO (0.5%)
    38,058   KT&G Corp.                                                                       2,206
   389,900   PT Gudang Garam Tbk, acquired 2/24/2009; cost $264(a)                              711
                                                                                           --------
                                                                                              2,917
                                                                                           --------
             Total Consumer Staples                                                          20,825
                                                                                           --------
             ENERGY (10.3%)
             --------------
             COAL & CONSUMABLE FUELS (0.3%)
    21,500   Banpu Public Co. Ltd.                                                              343
 2,105,400   PT Bumi Resources Tbk                                                              523
   582,000   Yanzhou Coal Mining Co. Ltd. "H"                                                 1,159
                                                                                           --------
                                                                                              2,025
                                                                                           --------
             INTEGRATED OIL & GAS (7.1%)
   608,000   China Petroleum and Chemical Corp. "H"                                             506
   147,120   LUKoil Holdings ADR                                                              8,548
    10,510   MOL Hungarian Oil and Gas Nyrt.*                                                   919

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

   335,910   OAO Gazprom ADR(b)                                                            $  7,632
   158,700   OAO Gazprom ADR                                                                  3,606
   224,200   OJSC OC Rosneft*                                                                 1,805
 5,142,000   PetroChina Co. Ltd. "H"                                                          6,369
    22,480   PetroChina Co. Ltd. ADR                                                          2,808
   101,720   Petroleo Brasileiro S.A. ADR                                                     5,216
   451,200   PTT Public Co. Ltd.(b)                                                           3,040
    84,100   Sasol Ltd.                                                                       3,303
    21,580   Sasol Ltd. ADR                                                                     854
                                                                                           --------
                                                                                             44,606
                                                                                           --------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
   226,282   Maridive & Oil Services Co.                                                        885
                                                                                           --------
             OIL & GAS EXPLORATION & PRODUCTION (1.1%)
 1,808,000   CNOOC Ltd.                                                                       2,781
     6,460   CNOOC Ltd. ADR                                                                   1,001
   134,800   JKX Oil & Gas plc                                                                  603
     1,200   Ogx Petroleo E Gas Participa                                                     1,015
    67,700   Pacific Rubiales Energy Corp.*                                                     986
    85,200   PTT Exploration & Production plc GDR(b)                                            334
                                                                                           --------
                                                                                              6,720
                                                                                           --------
             OIL & GAS REFINING & MARKETING (1.7%)
   128,142   Reliance Industries Ltd. GDR(b),(c)                                              5,856
    37,200   Reliance Industries Ltd. GDR                                                     1,700
    42,976   S-Oil Corp.                                                                      2,022
    83,970   Tupras-Turkiye Petrol Rafinerileri A.S.(b)                                       1,435
                                                                                           --------
                                                                                             11,013
                                                                                           --------
             Total Energy                                                                    65,249
                                                                                           --------
             FINANCIALS (22.4%)
             ------------------
             CONSUMER FINANCE (0.7%)
   185,500   Industrial Bank of Korea*                                                        2,146
   160,500   Redecard S.A.                                                                    2,450
                                                                                           --------
                                                                                              4,596
                                                                                           --------
             DIVERSIFIED BANKS (16.3%)
    33,000   ABSA Group Ltd.                                                                    568
   217,400   Banco Bradesco S.A. ADR                                                          4,607
    43,600   Banco do Brasil S.A.                                                               767
   287,280   Banco Santander Brasil S.A. ADS*                                                 3,921
    12,800   Bancolombia S.A. ADR                                                               549
   466,340   Bangkok Bank Public Co. Ltd.                                                     1,578

================================================================================

18  | USAA EMERGING MARKETS FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

   455,970   Bank Hapoalim Ltd.*                                                           $  1,772
 7,620,000   Bank of China Ltd. "H"                                                           4,287
   736,877   Bank of the Philippine Islands(b)                                                  746
     8,430   Bank Polska Kasa Opieki S.A.*                                                      536
    20,600   Bank Zachodni WBK*                                                               1,212
    12,300   BRE Bank S.A.*                                                                   1,021
   595,000   China CITIC Bank "H"                                                               491
 8,455,620   China Construction Bank Corp. "H"                                                7,517
   223,000   China Merchants Bank Co. Ltd. "H"                                                  606
 4,001,774   Chinatrust Financial Holding Co. Ltd.                                            2,313
   133,638   Commercial International Bank                                                    1,232
 4,515,448   First Financial Holding Co. Ltd.                                                 2,673
     9,700   HDFC Bank Ltd. ADR                                                               1,305
    24,200   ICICI Bank Ltd. ADR                                                                900
 6,807,300   Industrial and Commercial Bank of China Ltd. "H"                                 5,753
     2,700   ING Bank Slaski*                                                                   710
   400,479   Itau Unibanco Banco Multiplo S.A. GDR                                            8,911
   521,500   JSC VTB Bank GDR                                                                 2,242
 1,288,600   Kasikornbank Public Co. Ltd.                                                     3,372
    84,753   KB Financial Group, Inc.*                                                        4,227
    13,655   KB Financial Group, Inc. ADR*                                                      688
 7,648,800   Krung Thai Bank Public Co. Ltd.(b)                                               2,094
 3,009,970   Malayan Banking Berhad                                                           5,989
 1,266,000   Mega Financial Holding Co. Ltd.                                                    714
   477,200   Metropolitan Bank & Trust Co.(b)                                                   462
   106,705   Nedcor Ltd.                                                                      1,628
    46,100   OTP Bank*                                                                        1,375
 4,856,500   PT Bank Mandiri Tbk                                                              2,286
   377,500   RHB Capital Berhad                                                                 591
    62,789   Shinhan Financial Group Co. Ltd.*                                                2,460
 7,541,639   SinoPac Financials Holdings Co. Ltd.*                                            2,684
   137,070   Standard Bank Group Ltd.                                                         1,773
    60,790   State Bank of India Ltd. GDR(b)                                                  5,885
 1,288,000   Taishin Financial Holdings Co. Ltd.*                                               480
   927,400   Turk Ekonomi Bankasi A.S.*(b)                                                    1,239
   342,100   Turkiye Garanti Bankasi A.S.(b)                                                  1,172
   276,400   Turkiye Halk Bankasi(b)                                                          1,646
   819,496   Turkiye Is Bankasi(b)                                                            2,806
   548,400   Turkiye Vakiflar Bankasi T.A.O.*(b)                                              1,127
   645,500   Union Bank of the Philippines(b)                                                   502
   135,600   Woori Finance Holdings Co. Ltd.*                                                 1,697
                                                                                           --------
                                                                                            103,114
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
    91,200   Guangzhou R&F Properties Co. Ltd. "H"                                         $    160
   376,000   Huaku Development Co. Ltd.                                                         941
                                                                                           --------
                                                                                              1,101
                                                                                           --------
             INVESTMENT BANKING & BROKERAGE (0.2%)
 1,053,800   Dubai Islamic Bank                                                                 703
    10,467   Kiwoom Securities Co. Ltd.                                                         384
   236,000   Polaris Securities Co. Ltd.*                                                       126
                                                                                           --------
                                                                                              1,213
                                                                                           --------
             LIFE & HEALTH INSURANCE (1.4%)
    77,600   Amil Participacoes S.A.                                                            564
   892,000   Cathay Financial Holding Co. Ltd.*                                               1,552
 1,876,802   China Life Insurance Co. Ltd.*                                                   1,303
   586,000   China Life Insurance Co. Ltd. "H"                                                2,930
   277,794   Sanlam Ltd.                                                                        831
   149,940   Tong Yang Life Insurance Co. Ltd.*                                               1,831
                                                                                           --------
                                                                                              9,011
                                                                                           --------
             MULTI-LINE INSURANCE (0.1%)
    78,700   Porto Seguro S.A.                                                                  860
                                                                                           --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
 1,862,470   FirstRand Ltd.                                                                   4,369
                                                                                           --------
             PROPERTY & CASUALTY INSURANCE (0.7%)
    38,900   Dongbu Insurance Co. Ltd.                                                        1,121
    50,800   Hyundai Marine & Fire Insurance Co. Ltd.                                           865
    35,990   LIG Non-Life Insurance Co. Ltd.                                                    730
     8,255   Samsung Fire & Marine Insurance Co. Ltd.                                         1,434
                                                                                           --------
                                                                                              4,150
                                                                                           --------
             REAL ESTATE DEVELOPMENT (1.0%)
   203,040   China Overseas Land & Investment Ltd.                                              436
   305,800   China Vanke Co. "B"                                                                391
   376,000   Hopson Development Holdings Ltd.                                                   627
 6,247,200   L.P.N. Development Public Co. Ltd.                                               1,268
 1,130,800   Sansiri Public Co. Ltd.(b)                                                         142
   416,000   Sino-Ocean Land Holdings Ltd.(d)                                                   414
 3,765,000   SOHO China Ltd.                                                                  2,031
 2,831,000   Supali Public Co. Ltd.(b)                                                          485
   447,600   Talaat Moustafa Group Holding*                                                     485
                                                                                           --------
                                                                                              6,279
                                                                                           --------

================================================================================

20  | USAA EMERGING MARKETS FUND


================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             REAL ESTATE OPERATING COMPANIES (0.5%)
    27,300   Iguatemi Empresa de Shopping Centers S.A.                                     $    449
    58,100   Longfor Properties Co.*                                                             60
13,154,000   Renhe Commercial Holdings Co. Ltd.                                               2,648
                                                                                           --------
                                                                                              3,157
                                                                                           --------
             REAL ESTATE SERVICES (0.1%)
    28,900   E-House (China) Holdings Ltd.*                                                     562
                                                                                           --------
             REGIONAL BANKS (0.3%)
   110,020   Daegu Bank                                                                       1,561
                                                                                           --------
             REINSURANCE (0.2%)
   142,430   Korean Reinsurance Co. Ltd.                                                      1,138
                                                                                           --------
             Total Financials                                                               141,111
                                                                                           --------
             HEALTH CARE (1.3%)
             ------------------
             MANAGED HEALTH CARE (0.2%)
    90,600   Medical Saude S.A.*                                                                857
                                                                                           --------
             PHARMACEUTICALS (1.1%)
    91,700   Teva Pharmaceutical Industries Ltd. ADR                                          4,841
    14,863   Yuhan Corp.                                                                      2,256
                                                                                           --------
                                                                                              7,097
                                                                                           --------
             Total Health Care                                                                7,954
                                                                                           --------
             INDUSTRIALS (6.7%)
             ------------------
             AEROSPACE & DEFENSE (0.2%)
    45,914   Embraer Empresa Brasileira de Aeronautica S.A. ADR*                                934
                                                                                           --------
             AIR FREIGHT & LOGISTICS (0.6%)
   162,900   Imperial Holdings Ltd.                                                           1,780
 7,855,200   Sinotrans Ltd. "H"                                                               2,037
                                                                                           --------
                                                                                              3,817
                                                                                           --------
             AIRLINES (0.7%)
 1,184,000   Air China Ltd. "H"*                                                                854
 3,006,000   China Southern Airlines Co. Ltd. "H"*                                            1,001
    44,300   Gol - Linhas Aereas Inteligentes S.A. ADR(c)                                       627
   274,400   Thai Airways International Public Co. Ltd.*(b)                                     145
   614,400   Turk Hava Yollari Anonim Ortakligi(b)                                            1,962
                                                                                           --------
                                                                                              4,589
                                                                                           --------
             CONSTRUCTION & ENGINEERING (1.6%)
   922,100   Arabtec Holding PJSC                                                               698
   214,900   Aveng Ltd.                                                                       1,074
 1,280,000   China Railway Construction Corp.                                                 1,698

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

   435,000   CTCI Corp.                                                                    $    405
    19,400   Daelim Industrial Co. Ltd.                                                       1,375
 1,650,100   Gamuda Berhad                                                                    1,362
    17,020   GS Engineering & Construction Corp.                                              1,595
    25,000   Orascom Construction Industries                                                  1,019
    37,000   Sany Heavy Equipment International Holdings Co. Ltd.*                               36
   244,800   Tekfen Holding Co., Inc.*(b)                                                       653
                                                                                           --------
                                                                                              9,915
                                                                                           --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
 1,343,000   PT United Tractors Tbk                                                           2,124
   100,800   Tata Motors Ltd. ADR(c)                                                          1,443
   186,000   Weichai Power Co. Ltd. "H"                                                       1,567
                                                                                           --------
                                                                                              5,134
                                                                                           --------
             HEAVY ELECTRICAL EQUIPMENT (0.1%)
   624,000   Harbin Power Equipment Co. Ltd.                                                    569
                                                                                           --------
             HIGHWAYS & RAILTRACKS (0.2%)
 1,610,000   Anhui Expressway Co. Ltd. "H"                                                    1,085
                                                                                           --------
             INDUSTRIAL CONGLOMERATES (1.7%)
   486,400   Barloworld Ltd.                                                                  3,056
    85,800   Bidvest Group Ltd.                                                               1,389
    39,940   LG Corp.                                                                         2,185
   593,102   Mexichem S.A. de C.V.                                                            1,124
   293,760   Murray & Roberts Holdings Ltd.                                                   1,898
   528,551   NWS Holdings Ltd.                                                                1,027
                                                                                           --------
                                                                                             10,679
                                                                                           --------
             INDUSTRIAL MACHINERY (0.2%)
   127,900   Metalfrio Solutions S.A.                                                           822
    27,000   NEPES Corp.*                                                                       337
                                                                                           --------
                                                                                              1,159
                                                                                           --------
             MARINE (0.1%)
 1,236,000   China Shipping Container Lines Co. Ltd. "H"*                                       456
   278,000   China Shipping Development Co. Ltd. "H"                                            408
                                                                                           --------
                                                                                                864
                                                                                           --------
             MARINE PORTS & SERVICES (0.4%)
 1,901,709   Cosco Pacific Ltd.                                                               2,635
                                                                                           --------
             TRUCKING (0.1%)
    82,700   Localiza Rent a Car S.A.                                                           923
                                                                                           --------
             Total Industrials                                                               42,303
                                                                                           --------

================================================================================

22  | USAA EMERGING MARKETS FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             INFORMATION TECHNOLOGY (12.2%)
             ------------------------------
             COMMUNICATIONS EQUIPMENT (0.2%)
   772,000   Comba Telecom Systems Holdings Ltd.                                           $    869
    28,498   Humax Co. Ltd., acquired 7/17/2009 - 7/28/2009; cost $374*(a)                      380
    34,500   People & Telecomun, Inc.                                                           270
                                                                                           --------
                                                                                              1,519
                                                                                           --------
             COMPUTER HARDWARE (2.4%)
   172,000   Acer, Inc.                                                                         428
 3,407,563   Compal Electronics, Inc.                                                         4,522
   253,000   High Tech Computer Corp.                                                         2,870
   798,000   Lenovo Group Ltd.                                                                  460
   735,300   Quanta Computer, Inc.                                                            1,485
11,664,000   Tatung Co. Ltd.*                                                                 2,737
 1,301,972   Wistron Corp.                                                                    2,391
                                                                                           --------
                                                                                             14,893
                                                                                           --------
             COMPUTER STORAGE & PERIPHERALS (1.2%)
   761,654   Asustek Computer, Inc.                                                           1,513
   309,000   Avermedia Tech, Inc.                                                               400
   973,100   Catcher Technology Co. Ltd.                                                      2,746
   166,000   Giga-Byte Technology Co. Ltd.                                                      150
   713,195   Lite-On Technology Corp.                                                           955
   400,000   Sunrex Technology Corp.                                                            425
 2,419,530   TPV Technology Ltd.                                                              1,380
                                                                                           --------
                                                                                              7,569
                                                                                           --------
             ELECTRONIC COMPONENTS (0.8%)
    14,500   KH Vatec Co. Ltd.*                                                                 538
    11,400   LG Philips LCD Co. Ltd.                                                            314
   757,384   Nan Ya Printed Circuit Board Corp.                                               2,695
 4,509,440   Yageo Corp.                                                                      1,289
                                                                                           --------
                                                                                              4,836
                                                                                           --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
   186,760   AU Optronics Corp. ADR(c)                                                        1,952
   218,000   Unimicron Technology Corp.                                                         277
                                                                                           --------
                                                                                              2,229
                                                                                           --------
             ELECTRONIC MANUFACTURING SERVICES (0.8%)
 1,238,989   Hon Hai Precision Industry Corp. Ltd.                                            5,236
                                                                                           --------
             INTERNET SOFTWARE & SERVICES (0.6%)
   197,400   Tencent Holdings Ltd.                                                            3,650
                                                                                           --------
             IT CONSULTING & OTHER SERVICES (0.5%)
    61,090   Infosys Technologies Ltd. ADR                                                    3,114
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             SEMICONDUCTORS (5.3%)
   516,287   King Yuan Electronics Co. Ltd.                                                $    211
   115,270   Media Tek, Inc.                                                                  1,816
   230,320   Radiant Opto-Electronics Corp.                                                     286
    29,456   Samsung Electronics Co. Ltd.                                                    18,239
   120,495   Siliconware Precision Industries Co. ADR                                           810
 3,116,378   Taiwan Semiconductor Manufacturing Co. Ltd.                                      5,917
   137,413   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                  1,428
 7,340,286   United Microelectronics Corp.*                                                   3,604
   355,500   United Microelectronics Corp. ADR*(c)                                            1,205
                                                                                           --------
                                                                                             33,516
                                                                                           --------
             TECHNOLOGY DISTRIBUTORS (0.1%)
   301,000   WPG Holdings Ltd.                                                                  427
                                                                                           --------
             Total Information Technology                                                    76,989
                                                                                           --------
             MATERIALS (14.7%)
             -----------------
             COMMODITY CHEMICALS (0.4%)
   207,240   Formosa Plastics Corp.                                                             412
    23,500   Huchems Fine Chemical Corp.                                                        592
     9,500   Hyosung Chemical, Inc.                                                             686
     4,050   LG Chem Ltd.                                                                       730
                                                                                           --------
                                                                                              2,420
                                                                                           --------
             CONSTRUCTION MATERIALS (2.0%)
   391,544   Ambuja Cements Ltd.                                                                777
 3,909,500   Asia Cement Corp.                                                                2,921
    88,092   Cemex S.A. de C.V. ADR*                                                            995
   290,000   China National Building Material Co. Ltd. "H"                                      558
   961,650   India Cements Ltd. GDR(b)                                                        4,617
   560,500   PT Indocement Tunggal Prakarsa Tbk                                                 658
 1,377,500   PT Semen Gresik (Perssero) Tbk.                                                  1,064
    31,400   Siam Cement Public Co. Ltd.                                                        213
   110,100   Siam Makro Public Co. Ltd.                                                         755
                                                                                           --------
                                                                                             12,558
                                                                                           --------
             DIVERSIFIED METALS & MINING (4.5%)
   775,000   China Molybdenum Co. Ltd.                                                          642
    15,800   Eurasian Natural Resources Corp. plc                                               224
   685,668   Grupo Mexico S.A.B. de C.V. "B"                                                  1,611
   145,000   Jiangxi Copper Co. "H"                                                             370
    56,200   KGHM Polska Miedz S.A.                                                           2,187
     9,560   Korea Zinc Co. Ltd.                                                              1,755
   294,104   Mining and Metallurgical Co. Norilsk Nickel ADR*                                 4,044
    34,030   Poongsan Corp.*                                                                    685

================================================================================

24  | USAA EMERGING MARKETS FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

    54,800   Sterlite Industries India Ltd. ADR                                            $  1,006
   251,900   Vale S.A.                                                                        7,222
   349,900   Vale S.A. ADR                                                                    8,573
                                                                                           --------
                                                                                             28,319
                                                                                           --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
   298,480   Makhteshim-Agan Industries Ltd.                                                  1,454
    91,100   Uralkali GDR*                                                                    2,084
                                                                                           --------
                                                                                              3,538
                                                                                           --------
             GOLD (0.8%)
    56,266   AngloGold Ashanti Ltd. ADR                                                       2,478
    68,800   Gold Fields Ltd.                                                                 1,004
    91,330   Gold Fields Ltd. ADR                                                             1,350
                                                                                           --------
                                                                                              4,832
                                                                                           --------
             METAL & GLASS CONTAINERS (0.3%)
 1,004,634   Nampak Ltd.                                                                      2,172
                                                                                           --------
             PAPER PRODUCTS (0.7%)
   220,000   Lee & Man Paper Manufacturing Ltd.                                                 561
 1,116,000   Nine Dragons Paper Holdings Ltd.                                                 2,053
   466,811   Sappi Ltd.*                                                                      2,031
                                                                                           --------
                                                                                              4,645
                                                                                           --------
             PRECIOUS METALS & MINERALS (0.6%)
    37,670   Anglo Platinum Ltd.*                                                             3,876
                                                                                           --------
             SPECIALTY CHEMICALS (0.2%)
 2,284,000   Lumena Resources Corp.*                                                            846
    25,600   Techno Semichem Co. Ltd.                                                           370
                                                                                           --------
                                                                                              1,216
                                                                                           --------
             STEEL (4.6%)
   279,039   ArcelorMittal South Africa Ltd.                                                  3,870
 3,987,082   China Steel Corp.                                                                3,760
 1,388,000   Chongqing Iron & Steel Co. Ltd.                                                    536
   816,757   El Ezz Steel Rebars S.A.E.                                                       2,077
    51,100   Evraz Group S.A. GDR*                                                            1,260
    98,700   Gerdau S.A. ADR                                                                  1,589
    10,800   Hyundai Steel Co.                                                                  721
    55,700   Kumba Iron Ore Ltd.                                                              1,896
   538,000   Maanshan Iron & Steel Co. Ltd.*                                                    364
    61,900   Novolipetsk Steel GDR*                                                           1,865
     9,480   POSCO                                                                            4,549
    24,790   POSCO ADR                                                                        2,955
   155,300   Severstal Joint Stock Co.*                                                       1,202

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

   155,100   Tata Steel Ltd. GDR, acquired 7/22/2009 - 10/14/2009; cost $1,450*(a)         $  1,737
    18,925   Usinas Siderurgicas de Minas Gerais S.A.                                           533
                                                                                           --------
                                                                                             28,914
                                                                                           --------
             Total Materials                                                                 92,490
                                                                                           --------
             TELECOMMUNICATION SERVICES (9.0%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.8%)
   578,406   China Unicom Hong Kong Ltd.                                                        778
   178,786   Chunghwa Telecom Co. Ltd.                                                          320
    19,329   Chunghwa Telecom Co. Ltd. ADR                                                      344
    21,480   KT Corp.                                                                           711
   260,360   KT Corp. ADR                                                                     4,325
   857,420   Mahanagar Telephone Nigam Ltd. ADR(c)                                            2,778
 2,102,500   PT Indonesian Satellite Corp. Tbk                                                1,079
 1,416,700   PT Telekomunikasi Indonesia Tbk                                                  1,349
    29,500   Tele Norte Leste Participacoes S.A.                                                739
    43,200   Telefonos de Mexico S.A. de C.V. ADR "L"                                           775
   321,180   Telekomunikacja Polska S.A.                                                      1,869
   118,700   Vimpel-Communications ADR                                                        2,266
                                                                                           --------
                                                                                             17,333
                                                                                           --------
             WIRELESS TELECOMMUNICATION SERVICES (6.2%)
   200,400   America Movil S.A.B. de C.V. ADR "L"                                             9,695
   876,500   China Mobile Ltd.                                                                8,211
    89,480   China Mobile Ltd. ADR                                                            4,194
    84,300   Mobile TeleSystems ADR                                                           4,222
   206,231   MTN Group Ltd.                                                                   3,308
    15,700   NII Holdings, Inc. "B"*                                                            468
     9,300   Philippine Long Distance Telephone Co.(b)                                          511
     6,118   SK Telecom Co. Ltd.                                                                892
   175,850   SK Telecom Co. Ltd. ADR                                                          2,914
   106,290   Turkcell Iletisim Hizmetleri A.S.(b)                                               651
    46,450   Turkcell Iletisim Hizmetleri A.S. ADR                                              713
    77,400   Vivo Participacoes S.A.                                                          2,361
   158,690   Vodacom Group Pty Ltd.                                                           1,221
                                                                                           --------
                                                                                             39,361
                                                                                           --------
             Total Telecommunication Services                                                56,694
                                                                                           --------
             UTILITIES (2.5%)
             ----------------
             ELECTRIC UTILITIES (1.3%)
   113,913   Centrais Electricas Brasileiras S.A.                                             1,882
    76,272   Companhia Energetica de Minas Gerais ADR(c)                                      1,371
     5,500   CPFL Energia S.A.                                                                  100

================================================================================

26  | USAA EMERGING MARKETS FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

    44,900   Enersis S.A. ADR                                                              $    862
    85,040   Korea Electric Power Corp.*                                                      2,333
    47,500   Korea Electric Power Corp. ADR*                                                    652
   357,750   Tenaga Nasional Berhad                                                             888
                                                                                           --------
                                                                                              8,088
                                                                                           --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
 7,231,000   China Power International Development Ltd.*                                      1,950
    10,000   Empresa Nacional De Electricidad S.A. ADR                                          484
 3,103,800   Huaneng Power International, Inc. "H"                                            1,935
     9,200   Huaneng Power International, Inc. ADR "H"                                          231
    92,470   Tractebel Energia S.A.                                                           1,106
                                                                                           --------
                                                                                              5,706
                                                                                           --------
             WATER UTILITIES (0.3%)
    50,304   Companhia de Saneamento Basico do Estado de Sao Paulo                              905
     5,640   Companhia de Saneamento Basico do Estado de Sao Paulo ADR                          206
    53,400   Companhia de Saneamento de Minas Gerais                                            916
                                                                                           --------
                                                                                              2,027
                                                                                           --------
             Total Utilities                                                                 15,821
                                                                                           --------
             Total Common Stocks (cost: $460,299)                                           561,936
                                                                                           --------
             PREFERRED SECURITIES (6.5%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             GENERAL MERCHANDISE STORES (0.0%)
    30,200   Lojas Americanas S.A.                                                              249
                                                                                           --------
             TEXTILES (0.2%)
   287,688   Companhia de Tecidos Norte de Minas, acquired 5/29/2003 - 4/20/2009;
                cost $1,011(a)                                                                  933
                                                                                           --------
             Total Consumer Discretionary                                                     1,182
                                                                                           --------
             ENERGY (3.3%)
             -------------
             INTEGRATED OIL & GAS (3.3%)
   469,450   Petroleo Brasileiro S.A. ADR                                                    21,153
                                                                                           --------
             Total Energy                                                                    21,153
                                                                                           --------
             FINANCIALS (0.3%)
             -----------------
             DIVERSIFIED BANKS (0.2%)
    61,400   Bradespar S.A.                                                                   1,354
                                                                                           --------
             REGIONAL BANKS (0.1%)
   102,100   Banco Panamericano S.A.                                                            503
                                                                                           --------
             Total Financials                                                                 1,857
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             INDUSTRIALS (0.4%)
             ------------------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
   428,542   Itausa - Investimentos Itau S.A.                                              $  2,737
                                                                                           --------
             Total Industrials                                                                2,737
                                                                                           --------
             MATERIALS (0.9%)
             ----------------
             COMMODITY CHEMICALS (0.4%)
   398,600   Braskem S.A. "A"*                                                                2,616
                                                                                           --------
             PAPER PRODUCTS (0.2%)
   113,400   Suzano Papel e Celulose S.A.                                                     1,211
                                                                                           --------
             STEEL (0.3%)
    98,049   Confab Industrial S.A.                                                             284
    59,500   Metalurgica Gerdau S.A.                                                          1,120
    21,275   Usinas Siderurgicas de Minas Gerais S.A.                                           620
                                                                                           --------
                                                                                              2,024
                                                                                           --------
             Total Materials                                                                  5,851
                                                                                           --------
             TELECOMMUNICATION SERVICES (0.7%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
   141,850   Tele Norte Leste Participacoes S.A. ADR                                          3,087
                                                                                           --------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    38,300   Tim Participacoes S.A. ADR                                                       1,034
                                                                                           --------
             Total Telecommunication Services                                                 4,121
                                                                                           --------
             UTILITIES (0.7%)
             ----------------
             ELECTRIC UTILITIES (0.4%)
   158,329   Companhia Energetica de Minas Gerais                                             2,715
                                                                                           --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
   123,700   Companhia Energetica de Sao Paulo                                                1,511
                                                                                           --------
             Total Utilities                                                                  4,226
                                                                                           --------
             Total Preferred Securities (cost: $30,195)                                      41,127
                                                                                           --------
             EXCHANGE-TRADED FUNDS (0.4%)
    45,451   iPath MSCI India Index*(c) (cost: $1,764)                                        2,790
                                                                                           --------
             Total Equity Securities (cost: $492,258)                                       605,853
                                                                                           --------

             EQUITY LINKED STRUCTURED NOTES (0.1%)

             FINANCIALS (0.1%)
             -----------------
             DIVERSIFIED BANKS (0.1%)
   211,200   BNP Fujian Septwolves Industry Inc.*(b)                                            707
                                                                                           --------
             Total Equity Linked Structured Notes (cost: $351)                                  707
                                                                                           --------

================================================================================

28  | USAA EMERGING MARKETS FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             MONEY MARKET INSTRUMENTS (3.8%)

             MONEY MARKET FUNDS (3.8%)
23,837,281   State Street Institutional Liquid Reserve Fund, 0.19%(e) (cost: $23,837)      $ 23,837
                                                                                           --------

             SHORT-TERM INVESTMENTS PURCHASED WITH
             CASH COLLATERAL FROM SECURITIES LOANED (2.0%)

             MONEY MARKET FUNDS (1.3%)
    91,378   AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.20%(e)                     92
                                                                                           --------
 7,825,157   BlackRock Liquidity Funds TempFund, 0.15%(e)                                     7,825
                                                                                           --------
             Total Money Market Funds                                                         7,917
                                                                                           --------

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
---------------------------------------------------------------------------------------------------

             REPURCHASE AGREEMENTS (0.7%)
    $3,200   Credit Suisse First Boston LLC, 0.16%, acquired on 11/30/2009 and due 12/01/2009 at $3,200 (collateralized by $3,270 of Fannie Mae(g),
                0.10%(f), due 5/12/2010; market value $3,268)                                 3,200
     1,300   Deutsche Bank Securities, Inc., 0.16%, acquired on 11/30/2009 and due 12/01/2009 at $1,300 (collateralized by $1,457 of U.S. Treasury,
                1.97%(f), due 8/15/2014; market value $1,326)                                 1,300
                                                                                           --------
             Total Repurchase Agreements                                                      4,500
                                                                                           --------
             Total Short-term Investments Purchased With Cash Collateral
                From Securities Loaned (cost: $12,417)                                       12,417
                                                                                           --------

             TOTAL INVESTMENTS (COST: $528,863)                                            $642,814
                                                                                           ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-----------------------------------------------------------------------------------------------------
($ IN 000S)                                              VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------
                                            (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                        QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                    IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
                                 FOR IDENTICAL ASSETS               INPUTS          INPUTS      TOTAL
-----------------------------------------------------------------------------------------------------

Equity Securities:
  Common Stocks                              $512,632              $49,304              $-   $561,936
  Preferred Securities                         41,127                    -               -     41,127
  Exchange-Traded Funds                         2,790                    -               -      2,790
  Equity Linked Structured Notes                    -                  707               -        707

Money Market Instruments:
  Money Market Funds                           23,837                    -               -     23,837

Short-Term Investments
  Purchased with Cash
  Collateral from Securities
  Loaned:
  Money Market Funds                            7,917                    -               -      7,917
  Repurchase Agreements                             -                4,500               -      4,500
-----------------------------------------------------------------------------------------------------
Total                                        $588,303              $54,511              $-   $642,814
-----------------------------------------------------------------------------------------------------

================================================================================

30  | USAA EMERGING MARKETS FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
  100%. A category percentage of 0.0% represents less than 0.1% of net assets.

  The Fund may rely on certain Securities and Exchange Commission (SEC)
  exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o CATEGORIES AND DEFINITIONS

  EQUITY-LINKED STRUCTURED NOTES (ELSNs) -- hybrid securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. ELSNs typically are offered in limited transactions by financial institutions in either registered or nonregistered form. An investment in ELSNs creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

  these securities may be limited by a maximum payment or call right. In certain cases, ELSNs may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  ADR    American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
         dollars.
  GDR    Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in
         U.S. dollars.
  iPath  iPath -- Exchange traded notes (ETNs) that are senior, unsecured, unsubordinated debt securities issued by Barclays Bank, PLC. ETNs are traded on securities exchanges and are linked to the return of a benchmark index.
  PDR    Philippine depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of a stock traded on the Philippine stock exchange. Dividends are paid in U.S. dollars.

o SPECIFIC NOTES

  (a) Security deemed illiquid by USAA Investment Management Company (the
      Manager), under liquidity guidelines approved by the Board of Trustees.
      The aggregate market value of these securities at November 30, 2009, was
      $9,509,000, which represented 1.5% of the Fund's net assets.

  (b) Security was fair valued at November 30, 2009, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

  (c) The security or a portion thereof was out on loan as of November 30, 2009.

================================================================================

32  | USAA EMERGING MARKETS FUND

================================================================================

  (d) Restricted security that is not registered under the Securities Act of
      1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule
      144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (e) Rate represents the money market fund annualized seven-day yield at
      November 30, 2009.

  (f) Zero-coupon security. Rate represents the effective yield at the date of purchase.

  (g) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the
      U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

    * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (including securities
    on loan of $10,289) (cost of $528,863)                                     $642,814
  Cash                                                                              349
  Cash denominated in foreign currencies (identified cost of $3,970)              3,972
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 8)                                              105
      Nonaffiliated transactions                                                    769
    USAA Investment Management Company (Note 7D)                                     15
    Dividends and interest                                                          705
    Securities sold                                                               2,652
    Other                                                                             7
  Unrealized appreciation on foreign currency contracts held, at value                3
                                                                               --------
      Total assets                                                              651,391
                                                                               --------
LIABILITIES
  Payables:
    Upon return of securities loaned                                             12,417
    Securities purchased                                                          6,131
    Capital shares redeemed                                                         627
  Accrued management fees                                                           526
  Accrued transfer agent's fees                                                     101
  Other accrued expenses and payables                                               626
                                                                               --------
      Total liabilities                                                          20,428
                                                                               --------
         Net assets applicable to capital shares outstanding                   $630,963
                                                                               ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                              $609,505
  Accumulated undistributed net investment income                                 3,983
  Accumulated net realized loss on investments                                  (95,945)
  Net unrealized appreciation of investments                                    113,951
  Net unrealized depreciation of foreign currency translations                     (531)
                                                                               --------
  Net assets applicable to capital shares outstanding                          $630,963
                                                                               ========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $579,796/32,134 shares outstanding)             $  18.04
                                                                               ========
    Institutional Shares (net assets of $51,167/2,827 shares outstanding)      $  18.10
                                                                               ========

See accompanying notes to financial statements.

================================================================================

34  | USAA EMERGING MARKETS FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $592)                   $  4,954
   Interest                                                                  19
   Securities lending (net)                                                  36
                                                                       --------
         Total income                                                     5,009
                                                                       --------
EXPENSES
   Management fees                                                        2,757
   Administration and servicing fees:
      Fund Shares                                                           376
      Institutional Shares                                                    8
   Transfer agent's fees:
      Fund Shares                                                           856
      Institutional Shares                                                    8
   Custody and accounting fees:
      Fund Shares                                                           286
      Institutional Shares                                                   18
   Postage:
      Fund Shares                                                            31
   Shareholder reporting fees:
      Fund Shares                                                            17
   Trustees' fees                                                             5
   Registration fees:
      Fund Shares                                                            21
   Professional fees                                                         38
   Other                                                                      9
                                                                       --------
         Total expenses                                                   4,430
   Expenses reimbursed:
      Institutional Shares                                                  (15)
                                                                       --------
         Net expenses                                                     4,415
                                                                       --------
NET INVESTMENT INCOME                                                       594
                                                                       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY
   Net realized gain on:
      Investments (net of foreign taxes withheld of $315)                20,783
      Foreign currency transactions                                         134
   Change in net unrealized appreciation/depreciation of:
      Investments                                                        96,933
      Foreign currency translations                                        (497)
                                                                       --------
         Net realized and unrealized gain                               117,353
                                                                       --------
   Increase in net assets resulting from operations                    $117,947
                                                                       ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2009 (unaudited), and year ended
May 31, 2009

--------------------------------------------------------------------------------

                                                                     11/30/2009       5/31/2009
-----------------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                               $    594       $   7,668
   Net realized gain (loss) on investments                               20,783        (115,156)
   Net realized gain (loss) on foreign currency transactions                134          (1,159)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                        96,933         (90,726)
      Foreign currency translations                                        (497)            236
                                                                       ------------------------
      Increase (decrease) in net assets resulting from operations       117,947        (199,137)
                                                                       ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                             -          (5,291)
      Institutional Shares*                                                   -            (220)
                                                                       ------------------------
         Total distributions of net investment income                         -          (5,511)
                                                                       ------------------------
   Net realized gains:
      Fund Shares                                                             -         (22,676)
      Institutional Shares*                                                   -            (771)
                                                                       ------------------------
         Total distributions of net realized gains                            -         (23,447)
                                                                       ------------------------
      Distributions to shareholders                                           -         (28,958)
                                                                       ------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                           42,837          35,555
   Institutional Shares*                                                 20,990          19,264
                                                                       ------------------------
      Total net increase in net assets from
         capital share transactions                                      63,827          54,819
                                                                       ------------------------
   Capital contribution from USAA Transfer
      Agency Company:
      Fund Shares                                                             -              19
      Institutional Shares*                                                   -              10
                                                                       ------------------------
   Net increase (decrease) in net assets                                181,774        (173,247)

NET ASSETS
   Beginning of period                                                  449,189         622,436
                                                                       ------------------------
   End of period                                                       $630,963       $ 449,189
                                                                       ========================
Accumulated undistributed net investment income:
   End of period                                                       $  3,983       $   3,389
                                                                       ========================

*Institutional Shares were initiated on August 1, 2008

See accompanying notes to financial statements.

================================================================================

36  | USAA EMERGING MARKETS FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA
Emerging Markets Fund (the Fund), which is classified as diversified under the
1940 Act. The Fund's investment objective is capital appreciation. The Fund concentrates its investments in securities of companies in emerging market countries, which may have limited or developing capital markets. Such investments may involve greater risks than investments in developed markets, and political, social, or economic changes in these markets may cause the prices of such investments to be volatile.

The Fund has two classes of shares: Emerging Markets Fund Shares (Fund Shares)
and Emerging Markets Fund Institutional Shares (Institutional Shares). Each
class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public.
The Target

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

Funds are managed by USAA Investment Management Company (the Manager), an
affiliate of the Fund.

A.  SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1.  Securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade.
        Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2.  Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under

================================================================================

38  | USAA EMERGING MARKETS FUND

================================================================================

        valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3.  Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4.  Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5.  Repurchase agreements are valued at cost, which approximates market value.

    6.  Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the
        Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the
        Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

        services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.  FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices
    (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.  FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders.
    Therefore, no federal income tax provision is required.

D.  INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the

================================================================================

40  | USAA EMERGING MARKETS FUND


================================================================================

    identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification.
    Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E.  REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the
    Fund, either through its regular custodian or through a special "tri-party"
    custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F.  FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1.  Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2.  Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G.  EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the
    Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30,
    2009, custodian and other bank credits reduced the Fund Shares and
    Institutional Shares expenses by less than $500. For the six-month period ended November 30, 2009, the Fund did not incur any brokerage commission recapture credits.

H.  INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
    Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

42  | USAA EMERGING MARKETS FUND

================================================================================

I.  USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2009, the Fund paid CAPCO facility fees of $1,000, which represents 1.2% of the total fees paid to CAPCO by the
USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2010, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2009, the Fund had capital loss carryovers of $17,653,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2017. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended November 30, 2009, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2009, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended May 31, 2006, through May 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2009, were
$245,636,000 and $183,257,000, respectively.

As of November 30, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30,
2009, were $132,258,000 and $18,307,000, respectively, resulting in net unrealized appreciation of $113,951,000.

================================================================================

44  | USAA EMERGING MARKETS FUND

================================================================================

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global
Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned.
Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction.
Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30,
2009, the Fund received securities-lending income of $36,000, which is net of the 20% income retained by Wachovia. As of November 30, 2009, the Fund loaned securities having a fair market value of approximately $10,289,000 and received cash collateral of $12,417,000 for the loans, which was invested in short-term investments, as noted in the Fund's portfolio of investments.

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2009, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                       SIX-MONTH PERIOD        YEAR ENDED
                                       ENDED 11/30/2009         5/31/2009
    ---------------------------------------------------------------------------
                                      SHARES     AMOUNT     SHARES     AMOUNT
                                      -----------------------------------------
    FUND SHARES:
    Shares sold                        6,638    $108,792    10,412    $ 135,494
    Shares issued from reinvested
     dividends                             -           -     2,574       27,451
    Shares redeemed                   (4,070)    (65,955)   (8,855)    (127,390)
                                      -----------------------------------------
    Net increase from capital
     share transactions                2,568    $ 42,837     4,131    $  35,555
                                      =========================================
    INSTITUTIONAL SHARES
     (INITIATED ON AUGUST 1, 2008):
    Shares sold                        1,387    $ 23,688     1,949    $  23,401
    Shares issued from reinvested
     dividends                             -           -        93          990
    Shares redeemed                     (174)     (2,698)     (428)      (5,127)
                                      -----------------------------------------
    Net increase from capital
     share transactions                1,213    $ 20,990     1,614    $  19,264
                                      =========================================

(7) TRANSACTIONS WITH MANAGER

A.  MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the
    Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of
    Trustees. The Manager is authorized to select (with approval of the Trust's
    Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The
    Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of
    Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating

================================================================================

46  | USAA EMERGING MARKETS FUND

================================================================================

    assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper
    Emerging Markets Funds Index over the performance period. The Lipper
    Emerging Markets Funds Index tracks the total return performance of the 30 largest funds in the Lipper Emerging Markets Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1,
    2008. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE           ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)             AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
    ---------------------------------------------------------------------------
    +/- 1.00% to 4.00%               +/- 0.04%
    +/- 4.01% to 7.00%               +/- 0.05%
    +/- 7.01% and greater            +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Emerging Markets Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $2,757,000, which included a performance adjustment for the Fund shares and Institutional
    Shares of $88,000 and $1,000, respectively. For the Fund Shares and
    Institutional Shares, the performance adjustments were 0.04% and 0.01%, respectively.

B.  SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with The Boston Company Asset Management, LLC (The
    Boston Company) and Batterymarch Financial Management, Inc. (Batterymarch),
    under which The Boston Company and Batterymarch direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays The Boston Company a subadvisory fee in the annual amount of 0.69% of the portion of the Fund's average net assets that
    The Boston Company manages. For the six-month period ended November 30,
    2009, the Manager incurred subadvisory fees, paid or payable to The Boston
    Company, of $981,000.

    The Manager (not the Fund) pays Batterymarch a subadvisory fee in the annual amount of 0.80% for assets up to $100 million; 0.75% for assets over
    $100 million up to $600 million; and 0.60% for assets over $600 million on the portion of the Fund's average net assets that Batterymarch manages. For the six-month period ended November 30, 2009, the Manager incurred subadvisory fees, paid or payable to Batterymarch, of $963,000.

================================================================================

48  | USAA EMERGING MARKETS FUND

================================================================================

C.  ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended
    November 30, 2009, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of
    $376,000 and $8,000, respectively.

    In addition to the services provided under its Administration and Servicing
    Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2009, the Fund reimbursed the Manager $11,000 for these compliance and legal services.
    These expenses are included in the professional fees on the Fund's statement of operations.

D.  EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Institutional Shares for its first two fiscal years to 1.13% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Institutional Shares for all expenses in excess of that amount. The
    Manager may modify or terminate this voluntary agreement at any time. For the six-month period ended November 30, 2009, the Institutional Shares incurred reimbursable expenses of $15,000 which was receivable from the
    Manager.

E.  TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out of pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares'
    average net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2009, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $856,000 and $8,000, respectively.

F.  UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
    Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of November 30, 2009, the Fund recorded a receivable for capital shares sold of $105,000 for the Target Funds' purchases of
Institutional Shares. As of November 30, 2009, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     Ownership %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                       0.4%
USAA Target Retirement 2020 Fund                                         1.1
USAA Target Retirement 2030 Fund                                         2.4
USAA Target Retirement 2040 Fund                                         2.8
USAA Target Retirement 2050 Fund                                         1.4

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through January 19, 2010, the date the

================================================================================

50  | USAA EMERGING MARKETS FUND

================================================================================

financial statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements.
Subsequent events that will affect future financial statements are as follows:

On December 4, 2009, the Fund Shares received a reimbursement from SAS in the amount of $102,000 related to corrections in fees paid for the administration and servicing of certain accounts. This amount will be reflected on the statement of operations as a reduction of expenses.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                            PERIOD ENDED
                            NOVEMBER 30,                          YEAR ENDED MAY 31,
                            ------------------------------------------------------------------------------
                                2009            2009         2008         2007           2006         2005
                            ------------------------------------------------------------------------------

Net asset value at
  beginning of period       $  14.41        $  24.47     $  22.67     $  16.82       $  12.59     $  10.06
                            ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income          .01             .23          .29          .14            .13          .13
  Net realized and
    unrealized gain (loss)      3.62           (9.15)        3.99         5.93           4.21         2.47
                            ------------------------------------------------------------------------------
Total from investment
  operations                    3.63           (8.92)        4.28         6.07           4.34         2.60
                            ------------------------------------------------------------------------------
Less distributions from:
  Net investment income            -            (.20)        (.29)        (.22)          (.11)        (.07)
  Realized capital gains           -            (.94)       (2.19)           -              -            -
                            ------------------------------------------------------------------------------
Total distributions                -           (1.14)       (2.48)        (.22)          (.11)        (.07)
                            ------------------------------------------------------------------------------
Net asset value at end
  of period                 $  18.04        $  14.41     $  24.47     $  22.67       $  16.82     $  12.59
                            ==============================================================================
Total return (%)*              25.19          (34.71)       18.78        36.23(a)       34.52        25.82
Net assets at end
  of period (000)           $579,796        $425,934     $622,436     $445,365       $314,876     $152,351
Ratios to average
  net assets:**
  Expenses (%)(b),(c)           1.68(d)         1.79         1.51         1.65(a)        1.61         1.80
  Net investment
    income (%)                   .20(d)         1.98         1.22          .88           1.31         1.42
Portfolio turnover (%)            36              76           64          109             48           36

  *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 **  For the six-month period ended November 30, 2009, average net assets were $501,182,000.
(a)  For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b)  Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                (.00%)(+)       (.00%)(+)    (.00%)(+)    (.01%)         (.02%)       (.02%)
     (+) Represents less than 0.01% of average net assets.
(c)  Effective March 1, 2004, through September 30, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 1.80% of the Fund Shares' average net assets. From June 1,
     2003, through February 29, 2004, the voluntary expense ratio limit was 2.10% of the Fund Shares'
     average annual net assets.
(d)  Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

52  | USAA EMERGING MARKETS FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                        SIX-MONTH
                                                                      PERIOD ENDED      PERIOD ENDED
                                                                      NOVEMBER 30,         MAY 31,
                                                                          2009             2009***
                                                                      ------------------------------

Net asset value at beginning of period                                 $ 14.41             $ 21.26
                                                                       ---------------------------
Income (loss) from investment operations:
  Net investment income(a)                                                 .04                 .31
  Net realized and unrealized gain (loss)(a)                              3.65               (5.98)
                                                                       ---------------------------
Total from investment operations(a)                                       3.69               (5.67)
                                                                       ---------------------------
Less distributions from:
  Net investment income                                                      -                (.24)
  Realized capital gains                                                     -                (.94)
                                                                       ---------------------------
Total distributions                                                          -                1.18)
                                                                       ---------------------------
Net asset value at end of period                                       $ 18.10             $ 14.41
                                                                       ===========================
Total return (%)*                                                        25.61              (24.59)
Net assets at end of period (000)                                      $51,167             $23,255
Ratios to average net assets:**
  Expenses (%)(b),(c)                                                     1.13                1.13
  Expenses, excluding reimbursements (%)(b),(c)                           1.23                1.28
  Net investment income (%)(c)                                             .54                3.30
Portfolio turnover (%)                                                      36                  76

 *   Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 **  For the six-month period ended November 30, 2009, average net assets were
     $32,049,000.
***  Institutional Shares were initiated on August 1, 2008.
(a)  Calculated using average shares. For the six-month period ended November
     30, 2009, average shares were 1,982,000.
(b)  Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
     expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c)  Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

EXPENSE EXAMPLE

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2009, through
November 30, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of
5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid

================================================================================

54  | USAA EMERGING MARKETS FUND

================================================================================

for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                         BEGINNING               ENDING             DURING PERIOD*
                                       ACCOUNT VALUE         ACCOUNT VALUE          JUNE 1, 2009 -
                                        JUNE 1, 2009       NOVEMBER 30, 2009      NOVEMBER 30, 2009
                                       ------------------------------------------------------------

FUND SHARES
Actual                                   $1,000.00             $1,251.90                $9.48

Hypothetical
 (5% return before expenses)              1,000.00              1,016.65                 8.49

INSTITUTIONAL SHARES
Actual                                    1,000.00              1,256.10                 6.39

Hypothetical
 (5% return before expenses)              1,000.00              1,019.40                 5.72

* Expenses are equal to the annualized expense ratio of 1.68% for Fund Shares and 1.13% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 25.19% for Fund Shares and 25.61% for Institutional Shares
  for the six-month period of June 1, 2009, through November 30, 2009.

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

TRUSTEES                                   Christopher W. Claus
                                           Barbara B. Dreeben
                                           Robert L. Mason, Ph.D.
                                           Barbara B. Ostdiek, Ph.D.
                                           Michael F. Reimherr
                                           Richard A. Zucker
-------------------------------------------------------------------------------
ADMINISTRATOR,                             USAA Investment Management Company
INVESTMENT ADVISER,                        P.O. Box 659453
UNDERWRITER, AND                           San Antonio, Texas 78265-9825
DISTRIBUTOR
-------------------------------------------------------------------------------
TRANSFER AGENT                             USAA Shareholder Account Services
                                           9800 Fredericksburg Road
                                           San Antonio, Texas 78288
-------------------------------------------------------------------------------
CUSTODIAN AND                              State Street Bank and Trust Company
ACCOUNTING AGENT                           P.O. Box 1713
                                           Boston, Massachusetts 02105
-------------------------------------------------------------------------------
INDEPENDENT                                Ernst & Young LLP
REGISTERED PUBLIC                          100 West Houston St., Suite 1800
ACCOUNTING FIRM                            San Antonio, Texas 78205
-------------------------------------------------------------------------------
MUTUAL FUND                                Under "Products & Services"
SELF-SERVICE 24/7                          click "Investments," then
AT USAA.COM                                "Mutual Funds"

OR CALL                                    Under "My Accounts" go to
(800) 531-USAA                             "Investments." View account balances,
         (8722)                            or click "I want to...," and select
                                           the desired action.
-------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                               --------------
       San Antonio, TX 78288                                     PRSRT STD
                                                               U.S. Postage
                                                                   PAID
                                                                   USAA
                                                              --------------

>> SAVE PAPER AND FUND COSTS
   At usaa.com click: MY DOCUMENTS
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   25559-0110                                (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2009

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    01/26/2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/27/2010
         ------------------------------

By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/27/2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.